Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
Column Small Cap Select Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Column Small Cap Select Fund
Average Annual Return, Percent	3.17%	12.75%
Column Small Cap Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Column Small Cap Fund
Average Annual Return, Percent	4.05%	11.70%
Column Mid Cap Select Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Column Mid Cap Select Fund
Average Annual Return, Percent	5.10%	11.12%
Column Mid Cap Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Column Mid Cap Fund
Average Annual Return, Percent	7.67%	13.60%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	15.88%	23.09%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	8.17%	15.74%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	15.88%	23.09%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	8.17%	15.74%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	15.88%	23.09%
Russell Midcap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Average Annual Return, Percent	12.58%	17.70%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	15.88%	23.09%
Russell Midcap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Average Annual Return, Percent	12.58%	17.70%